MAINSTAY FUNDS TRUST

MainStay Epoch U.S. All Cap Fund

(the “Fund”)

Supplement dated April 13, 2018 (“Supplement”) to the Prospectus,

Summary Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus and SAI.

Effective immediately, Justin Howell will join the portfolio management team for the Fund, and the following changes will occur:

1.	The table in the section entitled “Management” of the Summary Prospectus and Prospectus with respect to the Fund is amended to include Justin Howell as a Portfolio Manager:

Epoch Investment Partners, Inc.	Justin Howell, Managing Director	Since April 2018

2.	In the section of the Prospectus entitled “Know With Whom You Are Investing,” the subsection entitled “Portfolio Manager Biographies” is amended to reflect the following:

Justin Howell	Mr. Howell has managed the MainStay Epoch U.S. Small Cap Fund since February 2018 and the MainStay Epoch U.S. All Cap Fund since April 2018. He is a Managing Director and Senior Research Analyst. Prior to joining Epoch in 2012, he spent nine years at JPMorgan Chase as a research analyst. Mr. Howell has experience in the consumer, financial services and healthcare services sectors and previously worked in the research department at FTN Midwest Research. He earned a BA in Business Administration from the University of Michigan and is a CFA® charterholder.

3.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 91 is amended to reflect the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Justin Howell**	MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Small Cap Fund	0	0	0	0	0	0

**The information presented for Mr. Howell is as of February 28, 2018.

b.	The table beginning on page 96 is amended to reflect the following:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Justin Howell**	None	$0	$0	$0

**The information presented for Mr. Howell is as of February 28, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.